EQUITY (Details Narrative) - BRL (R$) R$ / shares in Units, shares in Thousands, R$ in Thousands	Dec. 19, 2024	Sep. 19, 2024	Jun. 06, 2024	Oct. 31, 2023	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Payment of intermediate interest	R$ 2,975,700	R$ 2,000,000	R$ 4,000,000
Common shares per value	R$ 0.267251	R$ 0.179571	R$ 0.359141
Preferred shares per value	R$ 0.293976	R$ 0.197528	R$ 0.395055
Treasury shares					R$ 568,728
Minimum cost per ordinary share					R$ 10.66
Average cost per ordinary share					12.02
Maximum cost per ordinary share					12.61
Minimum cost per preferred share					11.58
Average cost per preferred share					13.22
Maximum cost per preferred share					13.97
Ordinary per share					10.64
Preferred per share					R$ 11.56
Nominative Book Entry Shares [Member]
IfrsStatementLineItems [Line Items]
Cancellation of treasury shares				106,584,881
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Cancellation of treasury shares				53,413,506
Preference shares [member]
IfrsStatementLineItems [Line Items]
Cancellation of treasury shares				53,171,375
Treasury Common Shares [Member]
IfrsStatementLineItems [Line Items]
Treasury preferred shares					23,843,100
Treasury Preferred Shares [Member]
IfrsStatementLineItems [Line Items]
Treasury preferred shares					21,344,200